Statement of compliance - Standards applied (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of initial application of standards or interpretations
Property, plant and equipment and assets under construction	R 360,133
Finance costs	(1,253)	R (3,759)	R (3,265)
Pro forma / Results excluding amendment
Disclosure of initial application of standards or interpretations
Property, plant and equipment and assets under construction	358,135
Finance costs	(3,251)
Adjustment on IAS 23 amendment
Disclosure of initial application of standards or interpretations
Property, plant and equipment and assets under construction	1,998
Finance costs	R 1,998